Vanguard Cash Reserves Federal Money Market Fund Fees and Expenses - Retail Prospectus [Member] - Vanguard Cash Reserves Federal Money Market Fund	Aug. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Optional Text]	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.